Expense Example - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Tax Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class II	May 30, 2023 USD ($)
Expense Example:
1 year	$ 34
3 years	113
5 years	202
10 years	$ 463